Fees Summary	Jun. 02, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 10,239,840.00
Total Fee Amount	1,414.12
Total Offset Amount	0.00
Net Fee	$ 1,414.12
Offering Table N/A
Offset Table N/A	N/A